LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MAY 31, 2012 TO THE SUMMARY PROSPECTUS AND PROSPECTUS, EACH DATED JULY 1, 2011, OF WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

The last sentence of the legend on the cover of the fund’s Summary Prospectus is deleted and replaced with the following:

The fund’s Prospectus, dated July 1, 2011, as supplemented on July 11, 2011, as further supplemented on May 31, 2012, and as may be amended or further supplemented, the fund’s statement of additional information, dated July 1, 2011, as supplemented on November 17, 2011, as further supplemented on May 31, 2012, and as may be amended or further supplemented, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated February 28, 2011, are incorporated by reference into this Summary Prospectus.

The following supplements, and to the extent inconsistent therewith, supersedes the information contained in the fund’s Summary Prospectus and Prospectus.

Effective June 30, 2012, the fund will be renamed Western Asset Emerging Markets Debt Fund.

Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares. All references to Class C shares in the fund’s Summary Prospectus and Prospectus shall instead be read as referring to Class C1 shares. Following the reclassification, Class C1 shares will not be available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

Effective August 1, 2012, the following amends anything to the contrary in the section of the fund’s Summary Prospectus and Prospectus titled “Purchase and sale of fund shares”:

Investment minimum initial/additional investment ($)

Class C1(+) (Class C prior to August 1, 2012)

General	1,000/50

Uniform Gifts or Transfers to Minor Accounts	1,000/50

IRAs	250/50

SIMPLE IRAs	None/None

Systematic Investment Plans	50/50

Clients of Eligible Financial Intermediaries	N/A

Eligible Investment Programs	N/A

Retirement Plans with omnibus accounts held on the books of the fund and certain rollover IRAs	N/A(+)

Other Retirement Plans	N/A

Institutional Investors	1,000/50
(+)

Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 (formerly Class C) shares will continue to be available for dividend reinvestment and incoming exchanges.

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